                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co.
            ------------------------------------------
Address:    210 Baronne Street, Suite 808
            ------------------------------------------
            New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-  774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    Partner
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG          New Orleans, LA                     1/30/03
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                106
                                              -----------------------

Form 13F Information Table Value Total:      $     400,633
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                            St. Denis J. Villere Co.
                                    FORM 13F
                               December 31, 2002

COLUMN 1                   COLUMN 2          COLUMN 3    COLUMN 4              COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                         VALUE (X  SHRS OR PRN        PUT/ INVESTMENT  OTHER    -------------------
    NAME OF ISSUER         TITLE OF CLASS    CUSIP        1,000)     AMT      SH/PRN  CALL DISCRETION  MANAGERS SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
OFFSHORE LOGISTICS INC     NOTE 6.000% 12/1  676255 AF 9   2,438  2,300,000   PRN          OTHER                      2,300,000

STEWART ENTERPRISES INC    CL A              860370 10 5  15,144  2,718,398   Sh           OTHER                      2,718,398
SCP POOL CORP              COM               784028 10 2  51,748  1,772,188   Sh           OTHER                      1,772,188
LUMINEX CORP DEL           COM               55027E 10 2   6,486  1,578,000   Sh           OTHER                      1,578,000
HENRY JACK & ASSOC INC     COM               426281 10 1  15,658  1,300,460   Sh           OTHER                      1,300,460
KANSAS CITY SOUTHERN       COM NEW           485170 30 2  15,112  1,259,320   Sh           OTHER                      1,259,320
O CHARLEYS INC             COM               670823 10 3  23,907  1,164,425   Sh           OTHER                      1,164,425
3-D SYS CORP DEL           COM NEW           88554D 20 5   9,142  1,172,081   Sh           OTHER                      1,172,081
GARMIN LTD                 ORD               G37260 10 9  23,282    794,600   Sh           OTHER                        794,600
LABONE INC NEW             COM               50540L 10 5  12,751    719,600   Sh           OTHER                        719,600
GULF ISLAND FABRICATION
 INC                       COM               402307 10 2   9,908    609,701   Sh           OTHER                        609,701
COOPER COS INC             COM NEW           216648 40 2  14,285    570,960   Sh           OTHER                        570,960
INSITUFORM TECHNOLOGIES
 INC                       CL A              457667 10 3   9,406    551,700   Sh           OTHER                        551,700
STONE ENERGY CORP          COM               861642 10 6  15,205    455,800   Sh           OTHER                        455,800
ADVANCEPCS                 COM               00790K 10 9  10,179    458,300   Sh           OTHER                        458,300
PETROLEUM HELICOPTERS INC  COM NON VTG       716604 20 2  12,657    422,050   Sh           OTHER                        422,050
CERNER CORP                COM               156782 10 4  11,993    383,650   Sh           OTHER                        383,650
LEGGETT & PLATT INC        COM               524660 10 7   6,066    270,306   Sh           OTHER                        270,306
OPTIMAL ROBOTICS CORP      CL A NEW          68388R 20 8   1,524    254,079   Sh           OTHER                        254,079
WELLS FARGO & CO NEW       COM               949746 10 1  11,830    252,410   Sh           OTHER                        252,410
OFFSHORE LOGISTICS INC     COM               676255 10 2   4,677    213,350   Sh           OTHER                        213,350
RIVIANA FOODS INC          COM               769536 10 3   5,757    213,073   Sh           OTHER                        213,073
SOUTHWEST BANCORP INC OKLA COM               844767 10 3   5,515    212,200   Sh           OTHER                        212,200
PETROQUEST ENERGY INC      COM               716748 10 8     818    197,100   Sh           OTHER                        197,100
IRWIN FINL CORP            COM               464119 10 6   3,064    185,700   Sh           OTHER                        185,700
CABOT CORP                 COM               127055 10 1   5,194    195,700   Sh           OTHER                        195,700
EPIQ SYS INC               COM               26882D 10 9   2,774    181,100   Sh           OTHER                        181,100
NIC INC                    COM               62914B 10 0     231    160,200   Sh           OTHER                        160,200
PETROLEUM HELICOPTERS INC  COM VTG           716604 10 3   4,690    158,200   Sh           OTHER                        158,200
FIRST ST BANCORPORATION    COM               336453 10 5   3,881    156,500   Sh           OTHER                        156,500
AMERICAN ITALIAN PASTA CO  CL A              027070 10 1   5,962    165,700   Sh           OTHER                        165,700
US BANCORP DEL             COM NEW           902973 30 4   3,008    141,739   Sh           OTHER                        141,739
TIDEWATER INC              COM               886423 10 2   4,333    139,316   Sh           OTHER                        139,316
WHITNEY HLDG CORP          COM               966612 10 3   4,577    137,335   Sh           OTHER                        137,335
EXXON MOBIL CORP           COM               30231G 10 2   4,336    124,100   Sh           OTHER                        124,100
PFIZER INC                 COM               717081 10 3   3,536    115,683   Sh           OTHER                        115,683
TYSON FOODS INC            CL A              902494 10 3   1,147    102,200   Sh           OTHER                        102,200
AMSOUTH BANCORPORATION     COM               032165 10 2   1,912     99,607   Sh           OTHER                         99,607
BANK ONE CORP              COM               06423A 10 3   3,425     93,694   Sh           OTHER                         93,694
CITIGROUP INC              COM               172967 10 1   3,068     87,192   Sh           OTHER                         87,192
REMINGTON OIL & GAS CORP   COM               759594 30 2   1,426     86,900   Sh           OTHER                         86,900

                            St. Denis J. Villere Co.
                                    FORM 13F
                               December 31, 2002


COLUMN 1                   COLUMN 2          COLUMN 3    COLUMN 4              COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                         VALUE (X  SHRS OR PRN        PUT/ INVESTMENT  OTHER    -------------------
    NAME OF ISSUER         TITLE OF CLASS    CUSIP        1,000)     AMT      SH/PRN  CALL DISCRETION  MANAGERS SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO            COM               369604 10 3   2,023     83,069   Sh           OTHER                         83,069
ST PAUL COS INC            COM               792860 10 8   2,734     80,305   Sh           OTHER                         80,305
CISCO SYS INC              COM               17275R 10 2     934     71,276   Sh           OTHER                         71,276
KEYCORP NEW                COM               493267 10 8   1,767     70,285   Sh           OTHER                         70,285
STILWELL FINL INC          COM               860831 10 6     942     72,052   Sh           OTHER                         72,052
HOME DEPOT INC             COM               437076 10 2   1,571     65,572   Sh           OTHER                         65,572
ROWAN COS INC              COM               779382 10 0   1,283     56,500   Sh           OTHER                         56,500
BRISTOL MYERS SQUIBB CO    COM               110122 10 8   1,307     56,446   Sh           OTHER                         56,446
AMERICAN INTL GROUP INC    COM               026874 10 7   3,477     60,098   Sh           OTHER                         60,098
AOL TIME WARNER INC        COM               00184A 10 5     660     50,390   Sh           OTHER                         50,390
BANK OF THE OZARKS INC     COM               063904 10 6   1,178     50,252   Sh           OTHER                         50,252
BLOCK H & R INC            COM               093671 10 5   2,018     50,200   Sh           OTHER                         50,200
DISNEY WALT CO             COM DISNEY        254687 10 6     797     48,850   Sh           OTHER                         48,850
UNIFAB INTERNATIONAL INC   COM               90467L 10 0       9     42,000   Sh           OTHER                         42,000
SHAW GROUP INC             COM               820280 10 5     684     41,600   Sh           OTHER                         41,600
HANCOCK HLDG CO            PFD CONV A 8%     410120 20 8   1,269     39,534   Sh           OTHER                         39,534
MERCK & CO INC             COM               589331 10 7   2,236     39,498   Sh           OTHER                         39,498
SCHLUMBERGER LTD           COM               806857 10 8   1,536     36,498   Sh           OTHER                         36,498
PEOPLES FINL CORP MISS     COM               71103B 10 2     528     35,200   Sh           OTHER                         35,200
NEWPARK RES INC            COM PAR $.01NEW   651718 50 4     146     33,600   Sh           OTHER                         33,600
MCDONALDS CORP             COM               580135 10 1     531     33,000   Sh           OTHER                         33,000
BANK OF AMERICA
 CORPORATION               COM               060505 10 4   2,284     32,830   Sh           OTHER                         32,830
SCHERING PLOUGH CORP       COM               806605 10 1     713     32,100   Sh           OTHER                         32,100
MONARCH CASINO & RESORT
 INC                       COM               609027 10 7     434     31,600   Sh           OTHER                         31,600
UNION PLANTERS CORP        COM               908068 10 9     822     29,197   Sh           OTHER                         29,197
STERLING BANCSHARES INC    COM               858907 10 8     350     28,650   Sh           OTHER                         28,650
QUINTILES TRANSNATIONAL
 CORP                      COM               748767 10 0     335     27,688   Sh           OTHER                         27,688
VIACOM INC                 CL B              925524 30 8   1,111     27,253   Sh           OTHER                         27,253
HORIZON OFFSHORE INC       COM               44043J 10 5     127     25,500   Sh           OTHER                         25,500
SCOTTS CO                  CL A              810186 10 6   1,246     25,400   Sh           OTHER                         25,400
HIBERNIA CORP              CL A              428656 10 2     437     24,264   Sh           OTHER                         24,264
PRIDE INTL INC DEL         COM               74153Q 10 2     358     24,000   Sh           OTHER                         24,000
HANCOCK HLDG CO            COM               410120 10 9     950     21,266   Sh           OTHER                         21,266
COLGATE PALMOLIVE CO       COM               194162 10 3   1,058     20,185   Sh           OTHER                         20,185
FEDERAL NATL MTG ASSN      COM               313586 10 9   1,177     18,300   Sh           OTHER                         18,300
SONIC INNOVATIONS INC      COM               83545M 10 9      61     16,000   Sh           OTHER                         16,000
RENTECH INC                COM               760112 10 2       6     15,000   Sh           OTHER                         15,000
SNB BANCSHARES INC         COM               784605 10 7     360     15,000   Sh           OTHER                         15,000
BP PLC                     SPONSORED ADR     055622 10 4     587     14,452   Sh           OTHER                         14,452
TJX COS INC NEW            COM               872540 10 9     263     13,480   Sh           OTHER                         13,480
ALLSTATE CORP              COM               020002 10 1     486     13,132   Sh           OTHER                         13,132
WAYPOINT FINL CORP         COM               946756 10 3     231     13,000   Sh           OTHER                         13,000
BELLSOUTH CORP             COM               079860 10 2     336     12,992   Sh           OTHER                         12,992
PHILIP MORRIS COS INC      COM               718154 10 7     517     12,747   Sh           OTHER                         12,747
DILLARDS INC               CL A              254067 10 1     200     12,624   Sh           OTHER                         12,624
WAL MART STORES INC        COM               931142 10 3     633     12,540   Sh           OTHER                         12,540

                            St. Denis J. Villere Co.
                                    FORM 13F
                               December 31, 2002


COLUMN 1                   COLUMN 2          COLUMN 3    COLUMN 4              COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                         VALUE (X  SHRS OR PRN        PUT/ INVESTMENT  OTHER    -------------------
    NAME OF ISSUER         TITLE OF CLASS    CUSIP        1,000)     AMT      SH/PRN  CALL DISCRETION  MANAGERS SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
LINCARE HLDGS INC          COM               532791 10 0     365     11,548   Sh           OTHER                         11,548
MORGAN STANLEY             COM NEW           617446 44 8     432     10,822   Sh           OTHER                         10,822
WACHOVIA CORP 2ND NEW      COM               929903 10 2     383     10,520   Sh           OTHER                         10,520
INTEL CORP                 COM               458140 10 0     159     10,208   Sh           OTHER                         10,208
DELL COMPUTER CORP         COM               247025 10 9     267     10,000   Sh           OTHER                         10,000
GRAINGER W W INC           COM               384802 10 4     516     10,000   Sh           OTHER                         10,000
BAXTER INTL INC            COM               071813 10 9     263      9,400   Sh           OTHER                          9,400
DEVELOPERS DIVERSIFIED
 RLTY                      COM               251591 10 3     202      9,200   Sh           OTHER                          9,200
SEARS ROEBUCK & CO         COM               812387 10 8     220      9,174   Sh           OTHER                          9,174
JOHNSON & JOHNSON          COM               478160 10 4     488      9,090   Sh           OTHER                          9,090
WYETH                      COM               983024 10 0     313      8,380   Sh           OTHER                          8,380
PEPSICO INC                COM               713448 10 8     343      8,135   Sh           OTHER                          8,135
VERIZON COMMUNICATIONS     COM               92343V 10 4     313      8,082   Sh           OTHER                          8,082
CHEVRONTEXACO CORP         COM               166764 10 0     473      7,110   Sh           OTHER                          7,110
REGIONS FINL CORP          COM               758940 10 0     200      6,000   Sh           OTHER                          6,000
FIRST DATA CORP            COM               319963 10 4     206      5,828   Sh           OTHER                          5,828
ANADARKO PETE CORP         COM               032511 10 7     264      5,504   Sh           OTHER                          5,504
MICROSOFT CORP             COM               594918 10 4     249      4,820   Sh           OTHER                          4,820
INTERNATIONAL BUSINESS
 MACHS                     COM               459200 10 1     213      2,751   Sh           OTHER                          2,751

                                                         400,633